Income tax	12 Months Ended
Dec. 31, 2024
Income tax
Income tax

11. Income tax

The Group recorded a consolidated income tax benefit / (expense) of:

	2022	2023	2024
	EUR k	EUR k	EUR k
Current income tax benefit / (expense)	106	(118)	(19,107)
Thereof prior year current tax benefit / (expense)	—	—	242
Deferred income tax benefit / (expense)	20	(80)	(9,588)
Thereof from temporary differences	1,090	3,225	4,223
Consolidated income tax benefit / (expense)	126	(198)	(28,695)

The basis for outside basis differences is EUR 2,444k (2023: EUR 168k and 2022: EUR 1,120k), which create a taxable outside base difference of EUR 122k (2023: EUR 8k and 2022: EUR 56k). The Group is able to control the timing of the reversal of the temporary difference and the reversal is not probable in the foreseeable future, therefore no deferred tax liability has been recognized.

A reconciliation between actual income taxes and the expected tax benefit from the profit/loss before tax multiplied by the Group’s applicable tax rate of 29.48% (15.0% corporate income tax, 0.825% solidary surcharge and 13.65% trade tax) is presented below for the years ended December 31:

	2022	2023		2024
	EUR k	EUR k		EUR k
Profit / (Loss) before income tax	(249,155)	(259,969)		190,881
Expected tax benefit (based on statutory tax rate of 29.48% in 2024, 2023 and 2022)	73,426	76,626		(56,262)
Use of tax loss carryforwards not recognized in prior years	—	—		26,913
Tax free income	—	—		429
Recognition of tax loss carryforwards recognized in prior years	327	—		—
Effects from differences between Group and local tax rates	(2)	(2)		—
Non-recognition of tax loss carryforwards current year	(69,724)	(81,392)		(47)
Write-down of deferred tax assets of prior years	—	—		(3,042)
Non-recognition of deferred tax assets	(626)	—		—
Recognition of deferred tax assets not recognized in prior years	—	3,717		3,253
Non-deductible expenses for tax purposes	(119)	(706)		(1,041)
Additions for local trade taxes	(330)	—		—
Other effects	(2,826)	1,599		1,102
Effective tax benefit / (expense)	126	(198)		(28,695)

Deferred tax assets and deferred tax liabilities consist of the following:

	January 01, 2024	Recognized in		December 31, 2024
	Net balance	profit and loss	Equity	Net balance	DTA	DTL
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Non-current assets
Intangible assets	(1,224)	2,817	—	1,593	2,476	(883)
Property, plant and equipment	(3,439)	(700)	—	(4,139)	2	(4,141)
Right-of-use assets	(12,052)	419	—	(11,633)	—	(11,633)
Other assets	—	—	—	—	—	—

Current assets
Inventories	52	(52)	—	—	—	—
Trade receivables	15	(855)	—	(840)	—	(840)
Prepaid expenses and other assets	1,428	(816)	—	612	1,427	(815)
Cash and cash equivalents	(11)	(388)	—	(399)	10	(409)

Non - current liabilities
Lease liabilities	10,500	(625)	—	9,875	9,875	—
Other liabilities	(67)	1,610	—	1,544	1,781	(238)

Current liabilities
Lease liabilities	1,193	343	—	1,536	1,536	—
Trade and other payables	(142)	(479)	—	(621)	—	(621)
Other liabilities	(88)	383	—	295	540	(244)
Tax losses carried forward	4,533	(13,808)	13,386	4,112	4,112	—
Share-based payments	496	2,565	(131)	2,930	2,930	—
Netting	—	—	—	—	(19,597)	19,597
Deferred Taxes Total	1,194	(9,588)	13,255	4,865	5,092	(227)

	January 01,2023	Recognized in		December 31, 2023
	Net balance	profit and loss	Equity	Net balance	DTA	DTL
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Non-current assets
Intangible assets	(1,412)	188	—	(1,224)	—	(1,224)
Property, plant and equipment	(2,774)	(665)	—	(3,439)	—	(3,439)
Right-of-use assets	(12,364)	312	—	(12,052)	—	(12,052)
Other assets	(90)	90	—	—	—	—

Current assets
Inventories	—	52	—	52	52	—
Trade receivables	(47)	62	—	15	15	—
Prepaid expenses and other assets	1,428	—	—	1,428	1,428	—
Cash and cash equivalents	(1,014)	1,003	—	(11)	1	(12)

Non - current liabilities
Lease liabilities	10,514	(14)	—	10,500	10,500	—
Other liabilities	51	(118)	—	(67)	—	(67)

Current liabilities
Lease liabilities	1,345	(152)	—	1,193	1,193	—
Trade and other payables	(184)	42	—	(142)	—	(142)
Other liabilities	420	(508)	—	(88)	49	(137)
Tax losses carried forward	1,411	3,122	—	4,533	4,533	—
Share-based payments	3,994	(3,498)	—	496	496	—
Netting	—	—	—	—	(10,490)	10,490
Deferred Taxes Total	1,278	(84)	—	1,194	7,777	(6,583)

Deferred Tax Assets for CureVac N.V., which incurred a tax loss in the current or prior year, are recognized in the amount EUR 4,708k (2023: CureVac Corporate Services EUR 1,172k), as the company CureVac N.V. is expected to generate taxable profits due to finance income.

The following unused tax losses for which no deferred tax asset is recognized in the statement of financial position had been carried forward as of the end of the reporting periods:

Tax loss carryforwards	2022	2023	2024
	EUR k	EUR k	EUR k
Unused tax losses for corporate income tax	1,427,735	1,700,475	1,585,796
Unused tax losses for trade tax	1,419,217	1,685,517	1,588,835

CureVac has tax losses in Germany and Netherlands that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.

As a profit and loss transfer agreement between CureVac SE and CureVac Manufacturing GmbH was signed and registered with the commercial register in 2024, the NOLs of CureVac Manufacturing GmbH (corporate income tax EUR 385,132k / trade tax EUR 377,583k) are frozen and can only be used after the termination of the profit and loss transfer agreement (generally possible after 5 years).

DTA’s for temporary differences in the amount of EUR 1,287k (2023: EUR 29,087k) are not capitalized at year end 2024 because they are not recoverable.

Current tax assets of EUR 5,794k (2023: 5, 201k) consists of withholding tax receivables.